UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                      February 24, 2006 to March 27, 2006


Commission File Number of issuing entity:  333-120274-41


                          GSAA Home Equity Trust 2006-3
--------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127620


                          GS MORTGAGE SECURITIES CORP.
--------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         GOLDMAN SACHS MORTGAGE COMPANY
--------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       55-0916359, 55-0916355, 55-0916358
                            -------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                            --------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                      (Telephone number, including area code)

                                       N/A
                                   ----------
          (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)
              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
 A-1             [   ]           [   ]           [ x ]
 A-2             [   ]           [   ]           [ x ]
 A-3             [   ]           [   ]           [ x ]
 A-4             [   ]           [   ]           [ x ]
 M-1             [   ]           [   ]           [ x ]
 M-2             [   ]           [   ]           [ x ]
 M-3             [   ]           [   ]           [ x ]
 M-4             [   ]           [   ]           [ x ]
 M-5             [   ]           [   ]           [ x ]
 B-1             [   ]           [   ]           [ x ]
 B-2             [   ]           [   ]           [ x ]
 B-3             [   ]           [   ]           [ x ]
 R               [   ]           [   ]           [ x ]
 RC              [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No []

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On March 27, 2006 a distribution was made to holders of GSAA Home Equity Trust 2006-3, Asset-Backed Certificates, Series 2006-3.

         The distribution report is attached as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.

PART II - OTHER INFORMATION

Item 3.  Sales of Securities and Use of Proceeds.

         On the closing date of the issuance of the Certificates, the Class
         B-4, Class X and Class P Certificates were sold by the depositor to Goldman, Sachs & Co. in a transaction exempt from registration under the Securities Act of 1933 (the "Act") pursuant to Section 4(2) under the Act. On March 24, 2006, the Class R-X certificates were sold by the depositor to one or more purchasers in a transaction exempt from registration under the Act pursuant to Section 4(2) under the Act. The net proceeds from the sale of these certificates were applied by the depositor toward the purchase of the mortgage loans constituting the pool assets.

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Form on Form 10-D:

         Statement to Certificateholders on March 27, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                GS Mortgage Securities Corp.
                                ----------------------------
                                (Depositor)


                          By:   /s/ Michelle Gill
                                ------------------------
                                Michelle Gill
                                Vice President

                        Date:   April 11, 2006

 EXHIBIT INDEX

  Exhibit Number  Description

  EX-99.1 Monthly report distributed to holders of GSAA Home Equity Trust 2006-3, Asset-Backed Certificates, Series 2006-3 relating to the March 27, 2006 distribution.


                                     EX-99.1
                          GSAA Home Equity Trust 2006-3
                         Statement to Certificateholders
                                 March 27, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                             DISTRIBUTION IN DOLLARS
----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED     DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
----------------------------------------------------------------------------------------------------------------------------------
A1        548,029,000.00     548,029,000.00   10,295,259.36       2,194,989.35   12,490,248.71     0.00     0.00     537,733,740.64
A2        186,047,000.00     186,047,000.00            0.00         762,786.24      762,786.24     0.00     0.00     186,047,000.00
A3        190,366,000.00     190,366,000.00            0.00         798,525.88      798,525.88     0.00     0.00     190,366,000.00
A4         21,152,000.00      21,152,000.00            0.00          89,636.74       89,636.74     0.00     0.00      21,152,000.00
M1         16,624,000.00      16,624,000.00            0.00          70,877.69       70,877.69     0.00     0.00      16,624,000.00
M2          5,038,000.00       5,038,000.00            0.00          21,523.28       21,523.28     0.00     0.00       5,038,000.00
M3          5,038,000.00       5,038,000.00            0.00          21,610.05       21,610.05     0.00     0.00       5,038,000.00
M4          5,038,000.00       5,038,000.00            0.00          22,260.79       22,260.79     0.00     0.00       5,038,000.00
M5          5,038,000.00       5,038,000.00            0.00          22,564.47       22,564.47     0.00     0.00       5,038,000.00
B1          5,038,000.00       5,038,000.00            0.00          24,907.14       24,907.14     0.00     0.00       5,038,000.00
B2          5,038,000.00       5,038,000.00            0.00          25,688.03       25,688.03     0.00     0.00       5,038,000.00
B3          5,038,000.00       5,038,000.00            0.00          28,507.91       28,507.91     0.00     0.00       5,038,000.00
B4          5,038,000.00       5,038,000.00            0.00          28,507.91       28,507.91     0.00     0.00       5,038,000.00
X           5,041,492.74       5,041,492.74        3,674.28         644,401.86      648,076.14     0.00     0.00       5,037,818.46
P                   0.00               0.00            0.00               0.00            0.00     0.00     0.00               0.00
R                 100.00             100.00          100.00               0.00          100.00     0.00     0.00               0.00
RC                100.00             100.00          100.00               0.00          100.00     0.00     0.00               0.00
TOTALS  1,007,563,692.74   1,007,563,692.74   10,299,133.64       4,756,787.34   15,055,920.98     0.00     0.00     997,264,559.10

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------  ----------------------------
             FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE                                           PASS-THROUGH RATES
-----------------------------------------------------------------------------------------------------  ----------------------------
                                                                                                                    CURRENT
                          BEGINNING                                                       ENDING                   PASS-THRU
CLASS        CUSIP        PRINCIPAL       PRINCIPAL        INTEREST        TOTAL        PRINCIPAL        CLASS         RATE
-----------------------------------------------------------------------------------------------------  ----------------------------
A1      362334BQ6   1,000.00000000     18.78597549       4.00524306     22.79121855      981.21402451     A1      4.651250 %
A2      362334BR4   1,000.00000000      0.00000000       4.09996528      4.09996528    1,000.00000000     A2      4.761250 %
A3      362334BS2   1,000.00000000      0.00000000       4.19468750      4.19468750    1,000.00000000     A3      4.871250 %
A4      362334BT0   1,000.00000000      0.00000000       4.23774300      4.23774300    1,000.00000000     A4      4.921250 %
M1      362334BU7   1,000.00000000      0.00000000       4.26357615      4.26357615    1,000.00000000     M1      4.951250 %
M2      362334BV5   1,000.00000000      0.00000000       4.27218738      4.27218738    1,000.00000000     M2      4.961250 %
M3      362334BW3   1,000.00000000      0.00000000       4.28941048      4.28941048    1,000.00000000     M3      4.981250 %
M4      362334BX1   1,000.00000000      0.00000000       4.41857682      4.41857682    1,000.00000000     M4      5.131250 %
M5      362334BY9   1,000.00000000      0.00000000       4.47885470      4.47885470    1,000.00000000     M5      5.201250 %
B1      362334BZ6   1,000.00000000      0.00000000       4.94385470      4.94385470    1,000.00000000     B1      5.741250 %
B2      362334CA0   1,000.00000000      0.00000000       5.09885470      5.09885470    1,000.00000000     B2      5.921250 %
B3      362334CB8   1,000.00000000      0.00000000       5.65857682      5.65857682    1,000.00000000     B3      6.571250 %
B4      362334CE2   1,000.00000000      0.00000000       5.65857682      5.65857682    1,000.00000000     B4      6.571250 %
X       362334CF9   1,000.00000000      0.72880795     127.81965446    128.54846241      999.27119205     X       0.000000 %
R       362334CC6   1,000.00000000  1,000.00000000       0.00000000  1,000.00000000        0.00000000     R       0.000000 %
RC      362334CD4   1,000.00000000  1,000.00000000       0.00000000  1,000.00000000        0.00000000     RC      0.000000 %
TOTALS              1,000.00000000     10.22181894       4.72107855     14.94289749      989.77818106

-----------------------------------------------------------------------------------------------------  ----------------------------

          If there are any questions or problems with this statement, please contact the Administrator listed below:

                                Michael O Bullen
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 New York Plaza
                               New York, New York
                    Tel: (212) 623-4506 / Fax: (212) 623-5931
                      Email: michael.o.bullen@jpmchase.com

Section 4.02(i)              Principal Payments
                                                                          Scheduled Principal Collected        88,385.39
                                                                          Payoff Principal                     10,098,223.56
                                                                          Curtailments & Principal Adj         112,524.69
                                                                          Principal Insurance Proceeds         0.00
                                                                          Principal Condemnation Proceeds      0.00
                                                                          Principal Liquidation Proceeds       0.00
                                                                          Purchased Mortgage Loans             0.00
                                                                          Substitution Adjustments             0.00
                                                                          Subsequent Recoveries                0.00
                             Total Principal Payments                                                          10,299,133.64


Section 4.02(iii)            Interest Payments of Offered Certificates
                                                                          Class A1                             2,194,989.35
                                                                          Class A2                             762,786.24
                                                                          Class A3                             798,525.88
                                                                          Class A4                             89,636.74
                                                                          Class M1                             70,877.69
                                                                          Class M2                             21,523.28
                                                                          Class M3                             21,610.05
                                                                          Class M4                             22,260.79
                                                                          Class M5                             22,564.47
                                                                          Class B1                             24,907.14
                                                                          Class B2                             25,688.03
                                                                          Class B3                             28,507.91
                                                                          Class B4                             28,507.91
                             Total Interest Payments                                                           4,112,385.46

                             Unpaid Interest Amounts included in Distribution
                                                                          Class A1                             0.00
                                                                          Class A2                             0.00
                                                                          Class A3                             0.00
                                                                          Class A4                             0.00
                                                                          Class M1                             0.00
                                                                          Class M2                             0.00
                                                                          Class M3                             0.00
                                                                          Class M4                             0.00
                                                                          Class M5                             0.00
                                                                          Class B1                             0.00
                                                                          Class B2                             0.00
                                                                          Class B3                             0.00
                                                                          Class B4                             0.00
                             Total Unpaid Interest Amounts                                                     0.00

                             Remaining Unpaid Interest Amounts after distribution
                                                                          Class A1                             0.00
                                                                          Class A2                             0.00
                                                                          Class A3                             0.00
                                                                          Class A4                             0.00
                                                                          Class M1                             0.00
                                                                          Class M2                             0.00
                                                                          Class M3                             0.00
                                                                          Class M4                             0.00
                                                                          Class M5                             0.00
                                                                          Class B1                             0.00
                                                                          Class B2                             0.00
                                                                          Class B3                             0.00
                                                                          Class B4                             0.00
                             Total Remaining Unpaid Interest Amounts                                           0.00

                             Basis Risk Carry Forward Amounts for the Distribution Date
                                                                          Class A1                             0.00
                                                                          Class A2                             0.00
                                                                          Class A3                             0.00
                                                                          Class A4                             0.00
                                                                          Class M1                             0.00
                                                                          Class M2                             0.00
                                                                          Class M3                             0.00
                                                                          Class M4                             0.00
                                                                          Class M5                             0.00
                                                                          Class B1                             1,122.34
                                                                          Class B2                             1,903.23
                                                                          Class B3                             4,723.11
                                                                          Class B4                             4,723.11
                             Total Basis Risk Carry Forward Amounts                                            12,471.81

                             Basis Risk Carry Forward Amounts covered by withdrawals from Excess Reserve Fund Account
                                                                          Class A1                            0.00
                                                                          Class A2                            0.00
                                                                          Class A3                            0.00
                                                                          Class A4                            0.00
                                                                          Class M1                            0.00
                                                                          Class M2                            0.00
                                                                          Class M3                            0.00
                                                                          Class M4                            0.00
                                                                          Class M5                            0.00
                                                                          Class B1                            1,122.34
                                                                          Class B2                            1,903.23
                                                                          Class B3                            4,723.11
                                                                          Class B4                            4,723.11
                             Total Basis Risk Carry Forward Amounts covered                                   12,471.81

Section 4.02(iii)            Principal Shortfalls
                                                                          Class A1                            0.00
                                                                          Class A2                            0.00
                                                                          Class A3                            0.00
                                                                          Class A4                            0.00
                                                                          Class M1                            0.00
                                                                          Class M2                            0.00
                                                                          Class M3                            0.00
                                                                          Class M4                            0.00
                                                                          Class M5                            0.00
                                                                          Class B1                            0.00
                                                                          Class B2                            0.00
                                                                          Class B3                            0.00
                                                                          Class B4                            0.00
                             Total Principal Shortfalls                                                       0.00

                             Interest Shortfalls
                                                                          Class A1                            0.00
                                                                          Class A2                            0.00
                                                                          Class A3                            0.00
                                                                          Class A4                            0.00
                                                                          Class B1                            0.00
                                                                          Class M1                            0.00
                                                                          Class M4                            0.00
                                                                          Class B2                            0.00
                                                                          Class M2                            0.00
                                                                          Class M5                            0.00
                                                                          Class B3                            0.00
                                                                          Class M3                            0.00
                                                                          Class B4                            0.00

                             Total Interest Shortfalls                                                        0.00

                             Basis Risk Carry Forward Amount not covered by Excess Reserve Fund Account
                                                                          Class A1                             0.00
                                                                          Class A2                             0.00
                                                                          Class A3                             0.00
                                                                          Class A4                             0.00
                                                                          Class M1                             0.00
                                                                          Class M2                             0.00
                                                                          Class M3                             0.00
                                                                          Class M4                             0.00
                                                                          Class M5                             0.00
                                                                          Class B1                             0.00
                                                                          Class B2                             0.00
                                                                          Class B3                             0.00
                                                                          Class B4                             0.00
                             Total Basis Risk Carry Forward Amount not covered                                 0.00

Section 4.02(iv)             Ending Class Certificate Balance of each class of Offered Certificates
                                                                          Class A1                             537,733,740.64
                                                                          Class A2                             186,047,000.00
                                                                          Class A3                             190,366,000.00
                                                                          Class A4                             21,152,000.00
                                                                          Class M1                             16,624,000.00
                                                                          Class M2                             5,038,000.00
                                                                          Class M3                             5,038,000.00
                                                                          Class M4                             5,038,000.00
                                                                          Class M5                             5,038,000.00
                                                                          Class B1                             5,038,000.00
                                                                          Class B2                             5,038,000.00
                                                                          Class B3                             5,038,000.00
                                                                          Class B3                             5,038,000.00
                                                                          Class R                              0.00
                                                                          Class RC                             0.00
                             Total Ending Class Certificate Balance                                            992,226,740.64

Section 4.02(v)              Pool Stated Principal Balance
                                                                          Beginning Stated Balance:              1,007,563,692.74
                                                                          Ending Stated Balance:                 997,264,559.10

Section 4.02(vi)             Servicing Fees paid to or retained by the Servicer                                  216,766.17

Section 4.02(viii)           Pass-Through Rate for each Class of Offered Certificates
                                                                          Class A1                               4.651250
                                                                          Class A2                               4.761250
                                                                          Class A3                               4.871250
                                                                          Class A4                               4.921250
                                                                          Class M1                               4.951250
                                                                          Class M2                               4.961250
                                                                          Class M3                               4.981250
                                                                          Class M4                               5.131250
                                                                          Class M5                               5.201250
                                                                          Class B1                               5.741250
                                                                          Class B2                               5.921250
                                                                          Class B3                               6.571250
                                                                          Class B4                               6.571250


Section 4.02(ix)             Amount of Advances included in the distribution                                     4,420,769.45
                             Aggregate Amount of Advances reported by Servicer or Trustee                        4,521,480.70

                           PLEASE NOTE:
                           More detailed information regarding the mortgage loans, including the percentage of mortgage loans in the transaction affected by Hurricane Katrina, can be viewed at:
                           http://www.absnet.net/subscribe/gsdata.asp
                           The information will be posted at such time as it becomes available.

Loans Delinquent
                              Delinquency by Group
                              Group  1
                              Category              Number     Principal Balance      Percentage
                              1 Month                 7         2,224,397.41          0.22 %
                              2 Month                 1         1,200,000.00          0.12 %
                              3 Month                 0                 0.00          0.00 %
                              Total                   8         3,424,397.41          0.34 %

                             Please Note: Delinquency Numbers Do Not Include Bankruptcies and Foreclosures

Loans have become REO Property
                               REO by Group
                               Group        Number of       Principal Balance   Percentage
                               Number       Loans

                                     1          0           0.00                0.00%
                               Total            0           0.00                0.00%


Loans in Foreclosures
                               Foreclosure by Group
                                     1          0           0.00                0.00%
                               Total            0           0.00                0.00%

Loans in Bankruptcy

                               Bankruptcy by Group
                                     1          0           0.00                0.00%

                               Total            0           0.00                0.00%

Section 4.02(x)                Aggregate Monthly Payments due on all Outstanding Mortgage Loans
                                                                             Preceding 1 calendar month              N/A
                                                                             Preceding 2 calendar month              N/A
                                                                             Preceding 3 calendar month              N/A
                                                                             Preceding 4 calendar month              N/A
                                                                             Preceding 5 calendar month              N/A
                                                                             Preceding 6 calendar month              N/A
                                                                             Preceding 7 calendar month              N/A
                                                                             Preceding 8 calendar month              N/A
                                                                             Preceding 9 calendar month              N/A
                                                                             Preceding 10 calendar month             N/A
                                                                             Preceding 11 calendar month             N/A
                                                                             Preceding 12 calendar month             N/A

                               Monthly Payments delinquent 60 days or more
                                                                             Preceding 1 calendar month              N/A
                                                                             Preceding 2 calendar month              N/A
                                                                             Preceding 3 calendar month              N/A
                                                                             Preceding 4 calendar month              N/A
                                                                             Preceding 5 calendar month              N/A
                                                                             Preceding 6 calendar month              N/A
                                                                             Preceding 7 calendar month              N/A
                                                                             Preceding 8 calendar month              N/A
                                                                             Preceding 9 calendar month              N/A
                                                                             Preceding 10 calendar month             N/A
                                                                             Preceding 11 calendar month             N/A
                                                                             Preceding 12 calendar month             N/A


Section 4.02(xii)               Details of Mortgage Loans became REO Property during the preceding calendar month
                                (Please refer to the attached report)

Section 4.02(xiii)              Details of Mortgage Loans that became REO Property

Section 4.02(xiv)               Has a Trigger Event Occurred?                                                          NO

                                Details of Delinquency Trigger
                                              Current rolling three month delinquency average                         0.000000%
                                              Prior Period Senior Enhancement Percentage                              6.213967%
                                              Trigger Threshold (40% of Prior Period Senior Enhancement Percentage)   2.485587%

                                Details of Cumulative Realized Losses Trigger
                                              Cumulative Realized Losses to original pool balance                     0.000000%
                                              Cumulative Realized Losses Threshold                                    0.000000%

Section 4.02(xv)                Deposit in the Excess Reserve Fund Account (after distribution)                            0.00

Section 4.02(xvi)               Aggregate Applied Realized Loss Amounts incurred during the preceding calendar month       0.00
                                Aggregate amount of Applied Realized Loss Amounts incurred through this Distribution Date  0.00

Section 4.02(xvii)              Amount of Net Monthly Excess Cash Flow                                                 660,547.94
                                Net Monthly Excess Cash Flow allocated for Applied Realized Loss                       0.00
                                Net Monthly Excess Cash Flow allocated for Unpaid Interest Amounts                     0.00

Section 4.02(xviii)             Overcollateralization Amount                                                           5,037,818.46
                                Specified Overcollateralized Amount                                                    5,037,818.46

Section 4.02(xix)               Prepayment Premiums collected                                                          0.00

Section 4.02(xx)                Percentage of Aggregate Realized Losses divided by Pool Stated Principal Balance
                                        as of Cutoff                                                                   0.000000%

Section 4.02(xxi)               Amount distributed on Class X                                                         648,076.13
                                                                             Class X Principal Payment                3,674.28
                                                                             Class X Interest Payment                 644,401.86
                                Amount distributed on Class P                                                         0.00
                                Amount distributed on Class R                                                         0.00
                                Amount distributed on Class RC                                                        0.00

Section 4.02(xxii)              Amount Subsequent Recoveries                                                          0.00

Section 4.02(xxiii)             Record Date                                                                           03/24/06

Section 4.02(xxiv)              Beginning Net WAC                                                                     6.135133%
Section 4.02(xxiv)              Ending Net WAC                                                                        6.132302%
Section 4.02(xxiv)              Weighted Average Maturity                                                             356.35

Section 4.02                    Swap Payment Amount Payable by the Supplemental Interest Trust to the Swap Provider   394,494.23
Section 4.02                    Swap Receipt Amount Payable by the Swap Provider to the Supplemental Interest Trust   0.00

Section 4.02                    Swap Fixed Payer Payment                                                              4,329,751.72
Section 4.02                    Swap Floating Payer Payment                                                           3,935,257.49


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.